Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, non-trade	$ 4,777	$ 10,688
Accumulated depreciation on vessel and equipment	729,852	711,758
Accumulated Depreciation on Finance Leases	$ 145,472	$ 109,853
Limited Partners - common units issued (in shares)	87.0	77.5
Limited Partners - common units outstanding (in shares)	87.0	77.5
Preferred Units, Authorized	11.9	11.9
Limited Partners - preferred units issued (in shares)	11.8	11.8
Limited Partners - preferred units outstanding (in shares)	11.8	11.8